INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE－5 INVENTORIES

The Company’s inventories were as follows:-

	As of December 31,
	2024	2023
	$’000	$’000

Parts and components	18,453	19,308
Less: reserve for obsolete inventories	(350)	(349)

	18,103	18,959

	As of December 31,
	2024	2023
	$’000	$’000

Balance at January 1,	349	111
Additions	11	231
Foreign exchange translation adjustment	(10)	7

Balance at December 31,	350	349

For the financial years ended December 31, 2024 and 2023, the Company recorded provision for impairment on obsolete inventories of approximately $0.001 million and approximately $0.2 million, respectively.